Right of Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Disclosure of payments on lease liabilities [Table Text Block]
1 year	$957,685
thereafter	5,555,463
less amount representing interest expense	(1,876,937)
Lease liability	4,636,211
Current Portion of Lease Liabilities	630,207
Long Term Portion of Lease Liabilities	$4,006,004

Disclosure of right-of-use assets [Table Text Block]
Right of Use Assets, March 31, 2023	$4,845,738
Depreciation	(785,306)
Transfer to deposit	(5,000)
Additions during the period	69,131

Right of Use Assets, March 31, 2024	$4,124,563